Condensed Consolidated Interim Statements of Shareholders' Equity (Unaudited) - USD ($) $ in Thousands	Common Stock and Additional Paid in Capital [Member]	AOCI Attributable to Parent [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2023	$ 883,865	$ 69	$ (62,440)	$ 821,494
Balance, shares at Dec. 31, 2023	94,996,397
Share-based compensation expense	$ 2,026			2,026
Net income			28,855	28,855
Vesting of restricted share units	$ (163)			(163)
Vesting of restricted share units, shares	494,387
Other	$ (824)			(824)
Other, shares	(82,331)
Balance at Jun. 30, 2024	$ 884,904	69	(33,585)	851,388
Balance, shares at Jun. 30, 2024	95,408,453
Balance at Mar. 31, 2024	$ 885,051	69	(52,458)	832,662
Balance, shares at Mar. 31, 2024	95,487,677
Share-based compensation expense	$ 677			677
Net income			18,873	18,873
Vesting of restricted share units	$ (824)			(824)
Vesting of restricted share units, shares	3,107
Other
Other, shares	(82,331)
Balance at Jun. 30, 2024	$ 884,904	69	(33,585)	851,388
Balance, shares at Jun. 30, 2024	95,408,453
Balance at Dec. 31, 2024	$ 894,293	69	13,870	908,232
Balance, shares at Dec. 31, 2024	96,045,856
Share-based compensation expense	$ 3,578			3,578
Issuance of equity-classified restricted share units
Issuance of equity classified restricted share units, shares	245,757
Settlement of liability-classified share-based compensation	$ 601			601
Settlement of liability-classified share-based compensation, shares	161,354
Transaction costs associated with warrant exchange (Note 9)	$ (1,099)			(1,099)
Transaction costs associated with warrant exchange (Note 9), shares
Net income			25,592	25,592
Balance at Jun. 30, 2025	$ 897,373	69	39,462	936,904
Balance, shares at Jun. 30, 2025	96,452,967
Balance at Mar. 31, 2025	$ 896,149	69	24,261	920,479
Balance, shares at Mar. 31, 2025	96,352,966
Share-based compensation expense	$ 1,722			1,722
Settlement of liability-classified share-based compensation	$ 601			601
Settlement of liability-classified share-based compensation, shares	100,001
Transaction costs associated with warrant exchange (Note 9)	$ (1,099)			(1,099)
Net income			15,201	15,201
Balance at Jun. 30, 2025	$ 897,373	$ 69	$ 39,462	$ 936,904
Balance, shares at Jun. 30, 2025	96,452,967